Quarterly Report
March 31, 2023
MFS®  Prudent Investor Fund
FPP-Q3

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 54.8%
Aerospace & Defense – 2.6%
Safran S.A.	3,144	$466,902
Thales S.A.	3,307	489,011
		$955,913
Alcoholic Beverages – 1.7%
Heineken Holding N.V.	7,002	$643,186
Automotive – 1.5%
Knorr-Bremse AG	8,328	$553,464
Brokerage & Asset Managers – 1.0%
B3 Brasil Bolsa Balcao S.A.	89,800	$183,376
Euronext N.V.	2,427	185,772
		$369,148
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	1,233	$440,933
Computer Software – 9.6%
Adobe Systems, Inc. (a)	1,301	$501,366
Check Point Software Technologies Ltd. (a)	5,362	697,060
Microsoft Corp.	1,840	530,472
Oracle Corp.	7,283	676,736
Oracle Corp. Japan	7,900	570,177
Sage Group PLC	60,779	582,366
		$3,558,177
Computer Software - Systems – 3.6%
Amadeus IT Group S.A. (a)	9,772	$654,301
Samsung Electronics Co. Ltd.	13,746	681,641
		$1,335,942
Construction – 0.9%
Barratt Developments PLC	56,812	$328,051
Consumer Products – 0.9%
Kose Corp.	2,700	$320,693
Consumer Services – 1.6%
Booking Holdings, Inc. (a)	225	$596,792
Electrical Equipment – 1.5%
Legrand S.A.	6,253	$571,958
Electronics – 1.2%
Kyocera Corp.	8,900	$464,274
Food & Beverages – 1.9%
Danone S.A.	4,855	$301,751
Nestle S.A.	3,432	418,968
		$720,719

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 2.0%
Rayonier, Inc., REIT		11,801	$392,501
Weyerhaeuser Co., REIT		11,146	335,829
			$ 728,330
Insurance – 0.8%
Swiss Re Ltd.		2,894	$297,665
Internet – 5.1%
Alphabet, Inc., “A” (a)		12,192	$1,264,676
Scout24 AG		10,484	621,934
			$ 1,886,610
Leisure & Toys – 1.5%
Nintendo Co. Ltd.		14,600	$565,976
Medical Equipment – 1.2%
Sonova Holding AG		1,549	$456,774
Other Banks & Diversified Financials – 1.1%
S&P Global, Inc.		1,137	$392,003
Printing & Publishing – 1.5%
Wolters Kluwer N.V.		4,439	$560,120
Real Estate – 4.4%
LEG Immobilien SE		20,745	$1,135,697
Vonovia SE, REIT		27,361	514,530
			$ 1,650,227
Specialty Chemicals – 1.2%
Nitto Denko Corp.		6,900	$445,911
Telecommunications - Wireless – 3.1%
Infrastrutture Wireless Italiane S.p.A.		37,378	$492,682
KDDI Corp.		20,800	642,336
			$ 1,135,018
Telephone Services – 0.7%
Altice USA, Inc., “A” (a)		15,874	$54,289
Hellenic Telecommunications Organization S.A.		13,869	202,902
			$ 257,191
Trucking – 1.2%
Yamato Holdings Co. Ltd.		25,400	$435,699
Utilities - Electric Power – 1.8%
Iberdrola S.A.		53,458	$665,845
Total Common Stocks			$20,336,619
Bonds – 36.3%
Automotive – 0.3%
RAC Bond Co. PLC, 5.25%, 11/04/2027	GBP	100,000	$99,177
Broadcasting – 0.7%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$295,000	$259,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 1.3%
Interface, Inc., 5.5%, 12/01/2028 (n)	$149,000	$120,078
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	160,000	141,423
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	288,000	231,461
		$ 492,962
Computer Software – 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$165,000	$149,221
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$216,000	$200,340
Consumer Products – 0.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$198,000	$197,021
Consumer Services – 1.5%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$267,000	$220,275
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	260,000	241,467
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	126,000	94,306
		$ 556,048
Containers – 0.4%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	$200,000	$161,918
Electronics – 0.5%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$100,000	$99,268
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	112,000	98,000
		$ 197,268
Financial Institutions – 0.7%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	$180,294	$162,686
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	108,806	98,180
		$ 260,866
Insurance - Property & Casualty – 0.9%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	$64,000	$54,560
Hub International Ltd., 7%, 5/01/2026 (n)	284,000	279,117
		$ 333,677
Medical & Health Technology & Services – 0.4%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	$172,000	$150,499
Medical Equipment – 0.6%
Teleflex, Inc., 4.625%, 11/15/2027	$212,000	$207,076
Metals & Mining – 0.1%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$44,000	$37,290
Midstream – 0.4%
Peru LNG, 5.375%, 3/22/2030	$200,000	$159,838
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$103,000	$79,568
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 3.875%, 2/15/2027	$155,000	$146,325
SBA Communications Corp., 3.125%, 2/01/2029	208,000	180,948
		$ 327,273

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.7%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$238,539
U.S. Treasury Obligations – 24.5%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		$371,373	$375,855
U.S. Treasury Notes, 1.375%, 6/30/2023		1,380,000	1,369,047
U.S. Treasury Notes, 1.375%, 9/30/2023 (f)		1,382,000	1,359,651
U.S. Treasury Notes, 2.625%, 12/31/2023		1,384,000	1,363,240
U.S. Treasury Notes, 2.25%, 3/31/2024		1,390,000	1,357,911
U.S. Treasury Notes, 3%, 6/30/2024		1,278,000	1,255,086
U.S. Treasury Notes, TIPS, 0.5%, 4/15/2024		1,195,636	1,176,347
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		877,717	835,980
			$ 9,093,117
Utilities - Electric Power – 0.7%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		$148,000	$141,340
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		125,000	107,812
			$ 249,152
Total Bonds			$13,449,869
Exchange-Traded Funds – 1.7%
Equity ETFs – 1.7%
VanEck Gold Miners UCITS ETF (a)		6,088	$218,502
VanEck Junior Gold Miners UCITS ETF (a)		12,223	427,589
Total Exchange-Traded Funds			$ 646,091
Investment Companies (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 4.56% (v)		2,433,272	$2,433,759
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.8%
Computer Software - Systems – 0.1%
Apple, Inc. – September 2023 @ $145	Put	Goldman Sachs International	$ 1,583,040	96	$45,120
Internet – 0.1%
Mettler-Toledo International, Inc. – December 2023 @ $1,530	Put	Goldman Sachs International	$ 153,021	1	$13,350
Market Index Securities – 0.6%
Russell 2000 Index – June 2023 @ $1,700	Put	Goldman Sachs International	$ 901,242	5	$19,005
Russell 2000 Index – December 2023 @ $1,650	Put	Goldman Sachs International	901,242	5	38,100
Russell 2000 Index – June 2024 @ $1,400	Put	Goldman Sachs International	901,242	5	23,855
Russell 2000 Index – June 2024 @ $1,500	Put	Goldman Sachs International	720,994	4	28,760
S&P 500 Index – June 2023 @ $3,600	Put	Goldman Sachs International	1,232,793	3	7,410
S&P 500 Index – June 2023 @ $3,750	Put	Goldman Sachs International	821,862	2	7,950
S&P 500 Index – June 2023 @ $3,850	Put	Goldman Sachs International	821,862	2	10,920
S&P 500 Index – December 2023 @ $3,200	Put	Goldman Sachs International	821,862	2	10,340
S&P 500 Index – December 2023 @ $3,300	Put	Goldman Sachs International	821,862	2	12,070
S&P 500 Index – June 2024 @ $3,150	Put	Goldman Sachs International	1,232,793	3	25,350
S&P 500 Index – June 2024 @ $3,250	Put	Goldman Sachs International	821,862	2	19,360
S&P 500 Index – June 2024 @ $3,350	Put	Goldman Sachs International	821,862	2	22,240
					$225,360

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Medical Equipment – 0.0%
Tencent Holdings Ltd. – September 2023 @ HKD 470.16	Call	Goldman Sachs International	$ 498,406	102	$20,621
Total Purchased Options					$304,451

Written Options (see table below) – (0.0)%	$(5,184)

Other Assets, Less Liabilities – (0.2)%	(62,408)
Net Assets – 100.0%	$37,103,197
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,433,759 and $34,737,030, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,324,849, representing 9.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
Derivative Contracts at 3/31/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Computer Software - Systems
Apple, Inc.	Put	Goldman Sachs International	96	$1,583,040	$100.00	September – 2023	$(5,184)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	272,277	EUR	250,722	Brown Brothers Harriman	4/21/2023	$111
Liability Derivatives
USD	101,236	GBP	84,604	Brown Brothers Harriman	4/21/2023	$(3,167)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
MSCI EAFE Index	Short	USD	5	$524,125	June – 2023	$(13,813)
S&P 500 E-Mini Index	Short	USD	5	1,034,438	June – 2023	(45,576)
						$(59,389)
At March 31, 2023, the fund had liquid securities with an aggregate value of $73,787 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,185,597	$283,830	$—	$5,469,427
Japan	—	3,445,066	—	3,445,066
Germany	2,825,625	—	—	2,825,625
France	976,534	1,038,860	—	2,015,394
United Kingdom	—	1,556,508	—	1,556,508
Spain	665,845	654,301	—	1,320,146
Netherlands	560,120	643,186	—	1,203,306
Switzerland	—	1,173,407	—	1,173,407
Israel	697,060	—	—	697,060
Other Countries	386,278	1,194,944	—	1,581,222
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	9,093,117	—	9,093,117
U.S. Corporate Bonds	—	3,356,846	—	3,356,846
Foreign Bonds	—	999,906	—	999,906
Mutual Funds	2,433,759	—	—	2,433,759
Total	$13,730,818	$23,439,971	$—	$37,170,789
Other Financial Instruments
Futures Contracts – Liabilities	$(59,389)	$—	$—	$(59,389)
Forward Foreign Currency Exchange Contracts – Assets	—	111	—	111
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,167)	—	(3,167)
Written Options - Liabilities	—	(5,184)	—	(5,184)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,529,337	$13,620,940	$13,717,025	$(145)	$652	$2,433,759
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,353	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	54.3%
Japan	9.3%
Germany	7.6%
France	5.4%
United Kingdom	4.5%
Netherlands	3.9%
Spain	3.6%
Switzerland	3.2%
Israel	1.9%
Other Countries	6.3%

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.